Reinsurance - Summary of Novation (Details) - Global Atlantic - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Novated Balances [Line Items]
Decrease to interest sensitive contract liabilities	$ 1,006	$ 4,179
Decrease to future policy benefits	188	67
Decrease to policy loans	33	129
Decrease to reinsurance recoverable	$ 1,161	$ 4,117